PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Schedule of changes in projected pension benefit obligations and plan assets of pension plan (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	Rp 10,043	Rp 9,862
Service costs	509	625
Past service costs	294
Interest costs	(688)	645
Transferred employees costs		(1)
Cost recognized in the consolidated statement of profit or loss	1,665	1,486
Actuarial (gain) loss recognized in OCI	335	(694)
Benefits paid by employer		(34)
Pension benefit obligations at end of year	11,411	10,043
The Company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	42	44
Service costs	0	0
Interest costs	3	3
Transferred employees costs		0
Cost recognized in the consolidated statement of profit or loss	3	3
Actuarial (gain) loss recognized in OCI	1	(1)
Benefits paid by employer	(4)	(4)
Pension benefit obligations at end of year	42	42
The Company | Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	175	244
Service costs	5	6
Past service costs		1
Interest costs	12	13
Transferred employees costs		0
Early retirement settlement costs		0
Cost recognized in the consolidated statement of profit or loss	17	20
Actuarial (gain) loss recognized in OCI	6	(6)
Benefits paid by employer	(11)	(83)
Pension benefit obligations at end of year	187	175
The Company | Long Service Employee Benefit
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1	1
Service costs	1	0
Early retirement settlement costs		0
Cost recognized in the consolidated statement of profit or loss	1	0
Actuarial (gain) loss recognized in OCI		0
Benefits paid by employer	(1)
Pension benefit obligations at end of year	1	1
The Company | Unfunded | Pension defined benefit plans [member]
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	215	258
Service costs	10	9
Interest costs	15	14
Transferred employees costs		0
Early retirement settlement costs		(50)
Cost recognized in the consolidated statement of profit or loss	25	(27)
Actuarial (gain) loss recognized in OCI	(14)	53
Benefits paid by employer	(10)	(69)
Pension benefit obligations at end of year	216	215
The company and its subsidiaries
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1,497	1,552
Service costs	150	219
Past service costs	(10)	19
Interest costs	98	40
Transferred employees costs		0
Early retirement settlement costs		(50)
Cost recognized in the consolidated statement of profit or loss	238	228
Actuarial (gain) loss recognized in OCI	(12)	(61)
Benefits paid by employer	(94)	(218)
Divestment	(44)	(4)
Pension benefit obligations at end of year	1,585	1,497
The company and its subsidiaries | Obligation under the Labor Law
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Pension benefit obligations at beginning of year	1,064	1,005
Service costs	134	204
Past service costs	(10)	18
Interest costs	68	10
Transferred employees costs		0
Early retirement settlement costs		0
Cost recognized in the consolidated statement of profit or loss	192	232
Actuarial (gain) loss recognized in OCI	(5)	(107)
Benefits paid by employer	(68)	(62)
Divestment	(44)	(4)
Pension benefit obligations at end of year	Rp 1,139	Rp 1,064